EQUITY - Authorized Shares and Common Shares Issued and Fully Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share (USD per share)	$ 0.01	$ 0.01
Amount of common shares issued and fully paid	$ 206	$ 138
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares (in shares)	50,000,000	50,000,000
Number of common shares issued and fully paid (in shares)	20,627,327	13,830,769	13,830,769
Issuance of common shares	6,796,558
Amount of common shares issued and fully paid	$ 206	$ 138	$ 138
Issuance of common shares	$ 68
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued and fully paid (in shares)	11,100	11,100	11,100
Amount of common shares issued and fully paid	$ 38	$ 38	$ 38